Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

Property, plant and equipment, which are used to secure debt or are subject to lien, at cost, as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Construction equipment	$101,418	$102,690
Furniture and equipment	47,284	50,565
Land and buildings	32,276	39,396
Transportation equipment	147,945	142,922
Leasehold improvements	17,617	17,724
Marine equipment	110	120

Total property, plant and equipment	346,650	353,417
Less: accumulated depreciation	(180,175)	(149,226)

Total property, plant and equipment, net	$166,475	$204,191

Amounts above include $9,798 and $3,698 of construction in progress as of December 31, 2011 and 2010, respectively. Depreciation expense included in operating expense for the years ended December 31, 2011, 2010 and 2009 was $44,314, $39,184 and $29,087, respectively.